Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Disclosure of detailed information about trade and other receivables
The components of trade receivables, at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023
Trade receivables	$52,915	$60,719
Expected credit loss allowance	(4,796)	(4,846)
Total trade receivables, net	$48,119	$55,873
15. Trade receivables (continued)
As of December 31, 2024, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$27,188	$(616)	$26,572
1-30 days past due	15,042	(306)	14,736
30-60 days past due	4,608	(185)	4,422
60-90 days past due	1,632	(214)	1,418
90-120 days past due	584	(38)	546
>120 days past due	3,863	(3,438)	425
	$52,915	$(4,796)	$48,119
As of December 31, 2023, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$34,400	$(410)	$33,990
1-30 days past due	12,273	(181)	12,092
30-60 days past due	6,229	(239)	5,990
60-90 days past due	2,112	(101)	2,011
90-120 days past due	673	(96)	577
>120 days past due	5,032	(3,819)	1,213
	$60,719	$(4,846)	$55,873
Activity within the expected credit loss allowance for the years ended December 31, 2024 and December 31, 2023 consists of the following:

	2024	2023
Balance at January 1	$(4,846)	$(3,930)
Bad debt expense for the year	(618)	(1,177)
Utilization and other adjustments	668	261
Balance at December 31	$(4,796)	$(4,846)
The components of other receivables at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Receivables due from SPE, net (Note 7)	$51,931	$59,346
Receivables, non-trade	3,136	3,473
Reserve for receivables, non-trade	(2,324)	(2,602)
Rebates and refunds due	876	742
Reimbursements	—	746
Deposits	445	514
Other	3,873	2,902
Total other receivables, net	$57,937	$65,121
As of December 31, 2024, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$54,064	$—	$54,064
<180 days past due	5,035	(2,256)	2,779
180-365 days past due	1,162	(68)	1,094
	$60,261	$(2,324)	$57,937
As of December 31, 2023, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$62,219	$—	$62,219
<180 days past due	4,203	(2,486)	1,717
180-365 days past due	1,301	(116)	1,185
	$67,723	$(2,602)	$65,121